Indebtedness (Details) - Schedule of short-term and long-term portions of deferred financing costs, interest rate floors, prepayment option and premiums - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Indebtedness (Details) - Schedule of short-term and long-term portions of deferred financing costs, interest rate floors, prepayment option and premiums [Line Items]
Short-term deferred financing costs		$ 3,385
Long-term deferred financing costs	$ 24,888	24,934
Deferred financing cost	24,888	28,319
Deferred financing costs, interest rate floor, prepayment options and net gain on repricing/repayment	(2,320)	393
8.875% Senior Notes [Member]
Indebtedness (Details) - Schedule of short-term and long-term portions of deferred financing costs, interest rate floors, prepayment option and premiums [Line Items]
Short-term prepayment options		(3,001)
Long-term prepayment options	(24,925)	(24,925)
Prepayment option	(24,925)	$ (27,926)
8.875% Senior Notes [Member] | Senior secured credit facilities [Member]
Indebtedness (Details) - Schedule of short-term and long-term portions of deferred financing costs, interest rate floors, prepayment option and premiums [Line Items]
Short-term net gain on repricing/repayment
Long-term net gain on repricing/repayment	(2,283)
Net gain on repricing/repyament	$ (2,283)